Segmented Information	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Segmented Information

NOTE 29:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank's investment in TD Ameritrade; and Wholesale Banking. The Bank's other activities are grouped into the Corporate segment.

Canadian Retail is comprised of Canadian personal and commercial banking, which provides financial products and services to personal, small business, and commercial customers, TD Auto Finance Canada, the Canadian credit card business, the Canadian wealth business, which provides investment products and services to institutional and retail investors, and the insurance business. U.S. Retail is comprised of the personal and business banking operations in the U.S. operating under the brand TD Bank, America's Most Convenient Bank®, primarily in the Northeast and Mid-Atlantic regions and Florida, and the U.S. wealth business, including Epoch and the Bank's equity investment in TD Ameritrade. Wholesale Banking provides a wide range of capital markets, investment banking, and corporate banking products and services, including underwriting and distribution of new debt and equity issues, providing advice on strategic acquisitions and divestitures, and meeting the daily trading, funding, and investment needs of the Bank's clients. The Bank's other activities are grouped into the Corporate segment. The Corporate segment includes the effects of certain asset securitization programs, treasury management, the collectively assessed allowance for incurred but not identified credit losses in Canadian Retail and Wholesale Banking, elimination of taxable equivalent adjustments and other management reclassifications, corporate level tax items, and residual unallocated revenue and expenses.

The results of each business segment reflect revenue, expenses, and assets generated by the businesses in that segment. Due to the complexity of the Bank, its management reporting model uses various estimates, assumptions, allocations, and risk-based methodologies for funds transfer pricing, inter-segment revenue, income tax rates, capital, indirect expenses and cost transfers to measure business segment results. The basis of allocation and methodologies are reviewed periodically to align with management's evaluation of the Bank's business segments. Transfer pricing of funds is generally applied at market rates. Inter-segment revenue is negotiated between each business segment and approximates the fair value of the services provided. Income tax provision or recovery is generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities unique to each segment. Amortization of intangibles acquired as a result of business combinations is included in the Corporate segment. Accordingly, net income for business segments is presented before amortization of these intangibles.

Non-interest income is earned by the Bank primarily through investment and securities services, credit fees, trading income, service charges, card services, and insurance revenues. Revenues from investment and securities services are earned predominantly in the Canadian Retail segment with the remainder earned in Wholesale Banking and U.S. Retail. Revenues from credit fees are primarily earned in the Wholesale Banking and Canadian Retail segments. Trading income is earned within Wholesale Banking. Both service charges and card services revenue are mainly earned in the U.S. Retail and Canadian Retail segments. Insurance revenue is earned in the Canadian Retail segment.

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB), which means that the value of non-taxable or tax-exempt income, including dividends, is adjusted to its equivalent before-tax value. Using TEB allows the Bank to measure income from all securities and loans consistently and makes for a more meaningful comparison of net interest income with similar institutions. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.

The Bank purchases CDS to hedge the credit risk in Wholesale Banking's corporate lending portfolio. These CDS do not qualify for hedge accounting treatment and are measured at fair value with changes in fair value recognized in current period's earnings. The related loans are accounted for at amortized cost. Management believes that this asymmetry in the accounting treatment between CDS and loans would result in periodic profit and loss volatility which is not indicative of the economics of the corporate loan portfolio or the underlying business performance in Wholesale Banking. As a result, these CDS are accounted for on an accrual basis in Wholesale Banking and the gains and losses on these CDS, in excess of the accrued cost, are reported in the Corporate segment.

The Bank changed its trading strategy with respect to certain trading debt securities and reclassified these securities from trading to the AFS category under IAS 39 (classified as FVOCI under IFRS 9) effective August 1, 2008. These debt securities are economically hedged, primarily with CDS and interest rate swap contracts which are recorded on a fair value basis with changes in fair value recorded in the period's earnings. As a result, the derivatives were accounted for on an accrual basis in Wholesale Banking and the gains and losses related to the derivatives in excess of the accrued amounts were reported in the Corporate segment. Adjusted results of the Bank in prior periods exclude the gains and losses of the derivatives in excess of the accrued amount. Effective February 1, 2017, the total gains and losses as a result of changes in fair value of these derivatives are recorded in Wholesale Banking.

Upon adoption of IFRS 9, the current period provision for credit losses related to performing (Stage 1 and Stage 2) and impaired (Stage 3) financial assets, loan commitments, and financial guarantees are recorded within the respective segment. Under IAS 39, and prior to November 1, 2017, the provision for credit losses related to the collectively assessed allowance for incurred but not identified credit losses that related to Canadian Retail and Wholesale Banking segments was recorded in the Corporate segment.

The following table summarizes the segment results for the years ended October 31.

Results by Business Segment[1,2]
(millions of Canadian dollars)	For the years ended October 31
					2019
	Canadian Retail	U.S. Retail	Wholesale Banking[3,4]	Corporate[3,4]	Total
Net interest income (loss)	$12,349	$8,951	$911	$1,720	$23,931

Non-interest income (loss)	11,877	2,840	2,320	97	17,134

Total revenue	24,226	11,791	3,231	1,817	41,065
Provision for (recovery of) credit losses	1,306	1,082	44	597	3,029
Insurance claims and related expenses	2,787	–	–	–	2,787

Non-interest expenses	10,735	6,411	2,393	2,481	22,020

Income (loss) before income taxes	9,398	4,298	794	(1,261)	13,229
Provision for (recovery of) income taxes	2,535	471	186	(457)	2,735

Equity in net income of an investment in TD Ameritrade	–	1,154	–	38	1,192

Net income (loss)	$6,863	$4,981	$608	$(766)	$11,686

Total assets as at October 31	$452,163	$436,086	$458,420	$68,621	$1,415,290

					2018
Net interest income (loss)	$11,576	$8,176	$1,150	$1,337	$22,239

Non-interest income (loss)	11,137	2,768	2,367	381	16,653

Total revenue	22,713	10,944	3,517	1,718	38,892
Provision for (recovery of) credit losses	998	917	3	562	2,480
Insurance claims and related expenses	2,444	–	–	–	2,444

Non-interest expenses	9,473	6,100	2,125	2,497	20,195

Income (loss) before income taxes	9,798	3,927	1,389	(1,341)	13,773
Provision for (recovery of) income taxes	2,615	432	335	(200)	3,182

Equity in net income of an investment in TD Ameritrade	–	693	–	50	743

Net income (loss)	$7,183	$4,188	$1,054	$(1,091)	$11,334

Total assets as at October 31	$433,960	$417,292	$425,909	$57,742	$1,334,903

					2017
Net interest income (loss)	$10,611	$7,486	$1,804	$946	$20,847

Non-interest income (loss)	10,451	2,735	1,520	649	15,355

Total revenue	21,062	10,221	3,324	1,595	36,202
Provision for (recovery of) credit losses	986	792	(28)	466	2,216
Insurance claims and related expenses	2,246	–	–	–	2,246

Non-interest expenses	8,934	5,878	1,982	2,625	19,419

Income (loss) before income taxes	8,896	3,551	1,370	(1,496)	12,321
Provision for (recovery of) income taxes	2,371	671	331	(1,120)	2,253

Equity in net income of an investment in TD Ameritrade	–	442	–	7	449

Net income (loss)	$6,525	$3,322	$1,039	$(369)	$10,517

Total assets as at October 31	$404,444	$403,937	$406,138	$64,476	$1,278,995

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]

Effective February 1, 2017, the total gains and losses as a result of changes in fair value of the CDS and interest rate swap contracts hedging the reclassified financial assets at FVOCI (AFS securities under IAS 39) portfolio are recorded in Wholesale Banking. Previously, these derivatives were accounted for on an accrual basis in Wholesale Banking and the gains and losses related to the derivatives, in excess of the accrued costs were reported in Corporate segment.

RESULTS BY GEOGRAPHY

For reporting of geographic results, segments are grouped into Canada, United States, and Other international. Transactions are primarily recorded in the location responsible for recording the revenue or assets. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of the customer.

(millions of Canadian dollars)	For the years ended October 31			As at October 31
			2019	2019
	Total revenue[1]	Income before income taxes	Net income	Total assets
Canada	$23,599	$7,237	$5,208	$769,314
United States	15,557	4,827	4,180	524,397

Other international	1,909	1,165	2,298	121,579
Total	$41,065	$13,229	$11,686	$1,415,290

			2018	2018
Canada	$23,332	$8,886	$6,523	$713,677
United States	13,751	3,768	2,993	514,263

Other international	1,809	1,119	1,818	106,963
Total	$38,892	$13,773	$11,334	$1,334,903

			2017	2017
Canada	$20,911	$7,250	$5,660	$648,924
United States	13,371	3,677	3,075	515,478

Other international	1,920	1,394	1,782	114,593
Total	$36,202	$12,321	$10,517	$1,278,995

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.